Pledged Bank Deposits/Fixed Bank Deposits With Maturity Period Over Three Months/Bank Balances and Cash, and Other Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Summary of Cash and Cash Equivalents and Fixed Deposits Held at Banks
(a)	Cash and cash equivalents and fixed deposits held at banks comprise:

	As of December 31,
	2017	2018	2018
	RMB’000	RMB’000	US$’000
Deposits with banks within three months to maturity when placed	360,000	360,000	52,360
Cash at banks and in hand	391,612	573,250	83,376

Cash and cash equivalents in the consolidated statement of financial position and consolidated statement of cash flows	751,612	933,250	135,736
Fixed bank deposits with maturity periods over three months	290,000	290,000	42,179
Pledged bank deposits	35,200	33,500	4,872

	1,076,812	1,256,750	182,787

Pledged Bank Deposits, Fixed Bank Deposits with Maturity Period Over Three Months and Bank Balances Carried Fixed Interest Rate

The pledged bank deposits, fixed bank deposits with maturity period over three months and bank balances carried fixed interest at the end of the reporting period as follows:

	2017	2018
Range of interest rates (per annum)	0.35% - 1.55%	0.35% - 1.55%

Pledged Bank Deposits, Fixed Bank Deposits with Maturity Period Over Three Months and Bank Balance Denominated in Currencies Other than the Functional Currencies

The pledged bank deposits, fixed bank deposits with maturity period over three months and bank balances that are denominated in currencies other than the functional currencies of the relevant group entities are set out below:

	2017	2018	2018
	RMB’000	RMB’000	US$’000

US$	6,312	1,046	152
Hong Kong Dollar (“HK$”)	27	20	3

Reconciliation of Liabilities Arising From Financing Activities

The table below details changes in the Group’s liabilities from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are liabilities for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statements of cash flows as cash flows from financing activities.

	Bank borrowings	Amount due to a shareholder	Total	Total
	RMB’000	RMB’000	RMB’000	US$’000
Balance at January 1, 2017	558,000	1,398	559,398
Changes from financing cash flows
New bank borrowings raised	558,000	—	558,000
Repayment of bank borrowings	(558,000)	—	(558,000)
Advance from a shareholder	—	10,149	10,149
Repayment to a shareholder	—	(2,805)	(2,805)

Total changes from financing cash flows	—	7,344	7,344

Balance at December 31, 2017 and January 1, 2018	558,000	8,742	566,742	82,429
Changes from financing cash flows
New bank borrowings raised	473,000	—	473,000	68,795
Repayment of bank borrowings	(558,000)	—	(558,000)	(81,158)
Advance from a shareholder	—	1,865	1,865	271
Repayment to a shareholder	—	(696)	(696)	(101)

Total changes from financing cash flows	(85,000)	1,169	(83,831)	(12,193)

Balance at December 31, 2018	473,000	9,911	482,911	70,236